Guarantees, Offsetting of Resale and Repurchase Agreements and Securities Borrowing and Lending (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Financial Instruments Owned and Pledged as Collateral [Line Items]
Securities owned and pledged as collateral related to repurchase agreements not available to be repledged, Fair Value	$ 4,400	$ 5,200
Net amounts in consolidated balance sheet	97,404	97,947
Collateral received, fair value	123,100	130,800
Collateral received with the right to sell or repledge	123,100	130,800
Collateral sold or repledged	60,800	66,300
Collateral pledged, fair value	108,800	113,600
Resale and securities borrowing agreements
Gross amounts recognized	112,662	121,135
Gross amounts offset in consolidated balance sheet	(15,258)	(23,188)
Net amounts in consolidated balance sheet	97,404	97,947
Collateral not recognized in consolidated balance sheet	(96,734)	(96,829)
Net amount	670	1,118
Repurchase and securities lending agreements
Gross amounts recognized (5)	106,248	111,488
Gross amounts offset in consolidated balance sheet	(15,258)	(23,188)
Net amounts in consolidated balance sheet	90,990	88,300
Collateral pledged but not netted in consolidated balance sheet	(90,798)	(87,918)
Net amount	192	382
Fed Funds Sold, Securities Purchased under Resale Agreements and Other Short-Term Investments [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Net amounts in consolidated balance sheet	80,100	78,900
Resale and securities borrowing agreements
Net amounts in consolidated balance sheet	80,100	78,900
Loans [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Net amounts in consolidated balance sheet	17,300	19,000
Resale and securities borrowing agreements
Net amounts in consolidated balance sheet	$ 17,300	$ 19,000